Zurich Scudder Investments, Inc.
                                              Two International Place
                                              Boston, MA  02110
                                              April 3, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Post-Effective Amendment No. 130 to the Registration Statement on Form N-1A of Scudder Dividend & Growth Fund (the "Fund"), a series of Investment Trust (Reg. No. 2-13628, 811-43)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 130 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on March 28, 2002.

         Any questions concerning this certificate may be directed to Lauren Giudice at 617-295-2560.


                                     Very truly yours,


                                     Scudder Dividend & Growth Fund


                                     By:      /s/Caroline Pearson
                                              ----------------------
                                              Caroline Pearson
                                              Assistant Secretary


llg/akp
cc:      Allison Beakley, Esq., Dechert